CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, $ in Billions	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Current assets
Cash and cash equivalents	$ 137	$ 94
Trade receivables and other (Note 5)	852	912
Subscription receipts (Note 15)	1,256	0
Inventory (Note 6)	333	269
Derivative financial instruments (Note 23)	55	87
Current assets	2,633	1,362
Non-current assets
Property, plant and equipment (Note 7)	15,798	15,518
Intangible assets and goodwill (Note 8)	6,065	6,131
Investments in equity accounted investees (Note 9)	6,987	7,382
Right-of-use assets (Note 12)	523	518
Finance lease receivables (Note 12)	230	219
Deferred tax assets (Note 10)	285	261
Derivative financial instruments (Note 23)	25	42
Other assets	72	54
Non-current assets	29,985	30,125
Total assets	32,618	31,487
Current liabilities
Trade payables and other (Note 11)	1,136	1,266
Loans and borrowings (Note 13)	650	600
Lease liabilities	77	79
Subscription receipts (Note 15)	1,281	0
Contract liabilities (Note 18)	33	56
Income tax payable (Note 10)	18	0
Derivative financial instruments (Note 23)	26	57
Current liabilities	3,221	2,058
Non-current liabilities
Loans and borrowings (Note 13)	9,253	9,405
Subordinated hybrid notes (Note 13)	596	595
Lease liabilities	567	596
Decommissioning provision (Note 14)	336	259
Contract liabilities (Note 18)	126	138
Deferred tax liabilities (Note 10)	2,623	2,507
Other liabilities	83	140
Non-current liabilities	13,584	13,640
Total liabilities	16,805	15,698
Equity
Attributable to shareholders	15,813	15,729
Attributable to non-controlling interest	0	60
Total equity	15,813	15,789
Total liabilities and equity	$ 32,618	$ 31,487